Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
May 31, 2025
CSI-NPRT1-0725
1.832123.119
Municipal Securities - 98.1%
	Principal Amount (a)	Value ($)
California - 97.2%
Education - 10.6%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	770,967
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2026	3,000,000	3,041,852
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,086,727
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2026 (Build America Mutual Assurance Co Insured)	450,000	457,323
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	486,978
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	394,405
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	426,071
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	538,232
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (b)	400,000	364,075
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2026	475,000	483,830
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	494,997
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	398,010
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	1,210,000	1,214,534
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	361,951
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (c)	250,000	248,341
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	403,594
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	275,000	275,568
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	305,521
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2026	650,000	660,695
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,336,805
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,119,919
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,233,975
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (d)	525,000	508,998
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (d)	6,000,000	5,990,877
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2026	1,090,000	1,103,170
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,965,728
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2026	210,000	211,281
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	233,755
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	236,866
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	400,975
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,186,588
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,541,195
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,406,801
University CA Revs Series 2024 BW, 5% 5/15/2033	10,785,000	12,151,941
University CA Revs Series 2025 BZ, 5% 5/15/2032	3,000,000	3,356,030
		58,398,575
Electric Utilities - 7.2%
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2030	580,000	598,375
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2028	770,000	803,965
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2029	500,000	528,112
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	2,335,000	2,517,098
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2032	195,000	211,657
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2032	285,000	309,344
Los Angeles CA Wtr & Pwr Rev Series 2023 D, 5% 7/1/2027	500,000	515,397
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2031	1,910,000	2,058,954
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2028	250,000	261,028
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	1,190,000	1,282,804
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	725,000	765,762
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	125,000	134,523
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2030	1,000,000	1,067,785
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2031	1,500,000	1,616,980
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,261,125
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (d)	6,000,000	6,498,876
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,368,123
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	690,255
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (d)	7,325,000	7,309,821
Turlock CA Series 2020, 5% 1/1/2026	4,995,000	5,063,037
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2026	1,000,000	1,013,037
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,561,651
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2025	500,000	501,166
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2026	600,000	611,102
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,120,379
		39,670,356
Escrowed/Pre-Refunded - 4.1%
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,599
Coast Communit College Dist CA Gen. Oblig. Series 2015, 0% 8/1/2033 (Pre-refunded to 8/15/2025 at 71.27) (b)	950,000	672,776
Coast Communit College Dist CA Gen. Oblig. Series 2015, 0% 8/1/2035 (Pre-refunded to 8/15/2025 at 64.82) (b)	300,000	193,233
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2026 (Escrowed to Maturity) (b)	500,000	484,955
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (b)	5,000,000	4,706,756
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	500,000	510,163
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,880,218
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2029 (Escrowed to Maturity)	2,825,000	3,067,985
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2030 (Escrowed to Maturity)	2,975,000	3,276,635
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (b)	1,050,000	887,821
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2026 (Escrowed to Maturity) (b)	7,300,000	7,179,126
		22,880,267
General Obligations - 45.4%
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	1,795,000	1,397,863
Anaheim Calif City Sch Dist 0% 8/1/2029 (b)	875,000	759,915
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 0% 8/1/2031 (e)	1,015,000	1,079,708
Azusa Calif Uni Sch Dist Series 2002, 0% 7/1/2026 (Assured Guaranty Municipal Corp Insured) (b)	1,125,000	1,082,110
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	180,000	185,303
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	240,000	249,151
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	240,000	250,927
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	290,000	305,021
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	342,554
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	545,000	571,638
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	1,600,000	1,644,873
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (d)	2,410,000	2,530,129
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	5,075,000	5,373,499
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (d)	1,160,000	1,216,802
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (d)	1,150,000	1,222,354
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	3,000,000	3,124,119
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	1,520,000	1,562,803
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,755,055
California St Pub Wks Brd Lse 5% 8/1/2026	6,255,000	6,408,558
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,399,030
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,379,717
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,752,473
California St Pub Wks Brd Lse Series 2021 D, 4% 11/1/2026	2,905,000	2,952,220
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,733,681
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	4,002,749
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,431,883
California St Pub Wks Brd Lse Series B, 5% 10/1/2026	325,000	334,157
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (b)	740,000	671,048
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	5,000,000	4,356,623
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (b)	1,240,000	1,159,342
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (b)	1,000,000	834,898
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (b)	1,625,000	1,353,272
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	1,170,000	912,425
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured)	3,995,000	3,476,667
Long Beach CA Uni Sch Dist Series D 1, 0% 8/1/2029 (b)	1,915,000	1,630,610
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2029	1,925,000	2,090,839
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2030	2,025,000	2,224,341
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2025	1,500,000	1,515,858
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,808,723
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,558,667
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	1,977,037
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,743,730
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	434,040
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,131,596
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,443,311
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,518,908
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,589,770
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (b)	545,000	417,901
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (b)	5,000,000	4,281,439
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,076,449
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,025,000	958,736
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (b)	2,065,000	1,929,857
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,915,000	3,419,630
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2026	1,725,000	1,763,023
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2029	940,000	959,233
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	1,895,000	1,638,289
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,400,000	1,328,973
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (b)	965,000	794,381
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (b)	1,015,000	889,117
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Municipal Corp Insured) (b)	800,000	597,136
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,413,928
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (b)	1,905,000	1,775,028
Poway CA Unified Sch Dist 0% 8/1/2026 (b)	2,145,000	2,069,935
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (b)	1,800,000	1,564,535
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,235,000	1,791,419
Sacramento CA City Uni Sch Dis 4% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,115,100
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	350,000	358,649
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	625,000	647,103
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	250,000	260,755
Sacramento CA City Uni Sch Dis 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	1,415,000	1,449,387
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,906,744
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,395,536
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	2,975,666
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,728,877
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Municipal Corp Insured) (b)	1,455,000	1,364,552
Sacramento CA City Uni Sch Dis Series 2014, 5% 7/1/2025	50,000	50,040
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series B, 5% 10/15/2025	1,605,000	1,618,020
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	1,485,000	1,342,442
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,500,000	3,050,885
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	6,750,000	6,125,403
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	3,505,000	3,375,755
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	7,945,000	7,193,703
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	300,000	274,538
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (d)	1,000,000	1,036,583
State of California Gen. Oblig. 3% 10/1/2032	595,000	563,384
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,576,785
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,351,685
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	1,974,772
State of California Gen. Oblig. 5% 11/1/2026	2,000,000	2,063,127
State of California Gen. Oblig. 5% 11/1/2028	5,000,000	5,359,279
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,169,778
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,288,473
State of California Gen. Oblig. 5% 3/1/2030	2,000,000	2,186,651
State of California Gen. Oblig. 5% 3/1/2031	2,000,000	2,215,880
State of California Gen. Oblig. 5% 3/1/2032	5,500,000	6,154,765
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	6,739,399
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,505,052
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,585,201
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,318,351
State of California Gen. Oblig. 5% 9/1/2034	5,335,000	6,048,990
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,045,989
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	5,170,000	5,303,515
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	530,000	493,735
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2025 (Assured Guaranty Municipal Corp Insured)	400,000	400,512
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	600,000	614,485
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2025 (Assured Guaranty Municipal Corp Insured)	500,000	500,641
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	650,000	665,692
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	374,126
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	886,605
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,667,225
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	560,413
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	364,268
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	338,075
West Contra Costa Unified School District Series 2024A, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	300,000	311,771
West Contra Costa Unified School District Series 2024A, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	715,000	745,791
West Contra Costa Unified School District Series 2024A, 4% 8/1/2031 (Build America Mutual Assurance Co Insured)	765,000	799,641
West Contra Costa Unified School District Series 2024A, 4% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,045,263
West Contra Costa Unified School District Series 2024A, 4% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,565,903
Westminster School District 0% 8/1/2025 (Assured Guaranty Inc Insured) (b)	925,000	920,096
		250,124,062
Health Care - 12.3%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	476,420
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2025	675,000	680,830
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2025	500,000	504,230
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	309,249
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	211,145
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	257,707
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	633,434
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (d)	4,735,000	5,226,960
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2026	1,000,000	1,021,015
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	287,014
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (d)	12,985,000	12,899,135
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,499,339
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (d)	5,625,000	5,787,624
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (d)	5,000,000	5,503,148
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Guaranteed)	2,000,000	2,036,340
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2026 (California Mortgage Insurance Guaranteed)	360,000	367,463
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Guaranteed)	350,000	365,291
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2026	1,065,000	1,076,375
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,270,020
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	117,457
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2026	500,000	505,340
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	658,148
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2025 (California Mortgage Insurance Guaranteed)	995,000	998,517
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2026 (California Mortgage Insurance Guaranteed)	275,000	282,239
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) Series 2017 A, 5% 11/1/2025	745,000	745,512
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2025	630,000	627,541
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	701,601
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	375,392
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	318,125
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	263,992
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	213,195
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	225,279
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	338,894
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2025	390,000	389,684
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	6,078,509
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	569,579
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 4% (f)(g)	245,233	208,448
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(g)	52,177	44,350
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2026	380,000	384,170
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	615,152
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	440,811
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	654,918
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	464,866
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	450,000	478,939
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2025	625,000	625,924
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	972,659
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,343,243
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,370,339
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2025	1,010,000	1,014,556
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2026	500,000	504,019
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,039,625
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2025	500,000	500,267
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2026	935,000	944,888
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,117,604
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2025	200,000	200,147
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2026	250,000	253,437
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2027	375,000	386,775
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2028	400,000	418,003
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2029	350,000	368,997
		68,173,880
Housing - 2.3%
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (d)	4,000,000	4,000,280
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) Series 2023A 2, 3.6% tender 8/1/2063 (d)	2,500,000	2,504,697
California Mun Fin Auth Multifamily Hsg Rev Series 2024 A 1, 5% tender 6/1/2056 (d)	2,000,000	2,092,744
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (d)	1,355,000	1,343,129
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (d)	3,000,000	3,005,090
		12,945,940
Lease Revenue - 0.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	314,144
Other - 2.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	2,997,332
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	7,665,000	6,951,021
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,057,275
		12,005,628
Special Tax - 1.7%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd E Frank & Poppy Proj.) Series 2015, 5% 9/1/2027	150,000	150,710
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 4% 9/1/2025	1,915,000	1,916,002
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Municipal Corp Insured)	3,610,000	3,698,778
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, 5% 9/1/2030	2,000,000	2,205,687
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2026	900,000	920,298
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	526,106
		9,417,581
Synthetics - 0.1%
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 2.12% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (d)(h)	1,000,000	1,000,000
Tobacco Bonds - 0.2%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2026	500,000	506,325
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	513,148
		1,019,473
Transportation - 6.0%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (d)	11,900,000	11,389,657
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (d)	1,785,000	1,777,684
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (d)	7,300,000	7,250,843
Los Angeles CA Dept Arpts Rev 5% 5/15/2026	7,000,000	7,140,459
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2026	370,000	378,373
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	793,288
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	867,252
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	745,372
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2026	1,450,000	1,480,166
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,109,284
		32,932,378
Water & Sewer - 5.1%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2026	1,000,000	1,031,536
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,053,420
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,074,225
Eastern Municipal Water District Financing Authority 5% 7/1/2026	250,000	256,426
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	267,819
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (b)	1,850,000	1,742,124
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2029	455,000	480,582
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	50,000	53,966
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2027	2,125,000	2,190,437
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	185,000	189,692
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2036	25,000	25,481
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	655,000	665,881
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2032	265,000	286,219
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2033	135,000	147,009
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2034	255,000	275,758
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	1,500,000	1,601,678
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2029	3,000,000	3,168,672
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (b)	11,165,000	10,730,872
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2025	750,000	754,615
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026	1,000,000	1,026,897
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027	1,000,000	1,049,662
		28,072,971
TOTAL CALIFORNIA		536,955,255
Puerto Rico - 0.7%
General Obligations - 0.0%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	200,000	205,248
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2025	95,000	95,082
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2026	100,000	101,153
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,074,687
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,068,123
		2,339,045
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (c)	1,500,000	1,534,040
TOTAL PUERTO RICO		4,078,333
Virgin Islands - 0.2%
Transportation - 0.2%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033 (e)	1,010,000	1,103,077
TOTAL MUNICIPAL SECURITIES (Cost $550,752,763)		542,136,665

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $7,798,971)	2.37	7,795,852	7,798,970

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $558,551,734)	549,935,635
NET OTHER ASSETS (LIABILITIES) - 0.5%	2,613,473
NET ASSETS - 100.0%	552,549,108

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,782,381 or 0.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	10,529,334	39,200,000	41,930,364	113,524	-	-	7,798,970	7,795,852	0.3%
Total	10,529,334	39,200,000	41,930,364	113,524	-	-	7,798,970

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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